Note 16 - Basic And Diluted Net Income Per Common Share (Tables)	12 Months Ended
Mar. 31, 2013
Note 16 - Basic And Diluted Net Income Per Common Share (Tables) [Line Items]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Yen			U.S. Dollars
	2011	2012	2013	2013

Basic net income attributable to Internet Initiative Japan Inc. per common share	¥79.04	¥89.82	¥130.76	$1.39

Diluted net income attributable to Internet Initiative Japan Inc. per common share	¥79.04	¥89.78	¥130.65	$1.39

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Year Ended March 31
	2011	2012	2013

Shares issuable under stock options	295,000	－	－

Numerator [Member]
Note 16 - Basic And Diluted Net Income Per Common Share (Tables) [Line Items]
Schedule of Earnings Per Share Calculation [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Numerator―
Net income attributable to Internet Initiative Japan Inc.―basic and diluted	¥3,203,368	¥3,640,963	¥5,300,654	$56,294

Denominator [Member]
Note 16 - Basic And Diluted Net Income Per Common Share (Tables) [Line Items]
Schedule of Earnings Per Share Calculation [Table Text Block]
	Number of Shares
	2011	2012	2013
Denominator:
Weighted-average common shares outstanding―basic	40,528,800	40,536,800	40,536,800
Dilutive effect of stock options		19,600	35,800
Weighted-average common shares outstanding―diluted	40,528,800	40,556,400	40,572,600